Cover	Sep. 24, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 24, 2026
Current Fiscal Year End Date	--06-30
Entity File Number	001-41318
Entity Registrant Name	The Marygold Companies, Inc.
Entity Central Index Key	0001005101
Entity Tax Identification Number	90-1133909
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	120 Calle Iglesia
Entity Address, Address Line Two	Unit B
Entity Address, City or Town	San Clemente
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92672
City Area Code	(949)
Local Phone Number	218-8542
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	MGLD
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false